Vantagepoint Diversifying Strategies Fund

THE VANTAGEPOINT FUNDS

Supplement dated July 1, 2011 to the Prospectus dated May 1, 2011

This supplement changes the disclosure in the Prospectus and provides new information that should

be read together with the Prospectus.

Vantagepoint Diversifying Strategies Fund

Fund Fees & Expenses
The expenses of the Vantagepoint Diversifying Strategies Fund (the “Fund”) have decreased, as shown in the table below. This decrease is attributed to the imposition of a fee waiver by Mellon Capital Management Corporation, one of the Fund’s subadvisers, effective May 1, 2011 through April 30, 2014. Accordingly, the subsections titled Annual Fund Operating Expenses and Example, found in the Fund Fees & Expenses section on page 27 of the Prospectus, is replaced with the following:
Annual Fund Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Vantagepoint Diversifying Strategies Fund
Management fees		0.10%
Subadviser fees		0.37%
Other expenses		0.41%
Total annual fund operating expenses		0.88%
Fee waiver	[1]	(0.06%)
Total annual fund operating expenses after fee waiver	[1]	0.82%
[1]	One of the Fund's subadvisers, Mellon Capital Management Corporation has contractually agreed to waive a portion of its subadvisory fees beginning May 1, 2011 through April 30, 2014.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and, therefore, is reflected only in the 1 year and 3 year examples. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Vantagepoint Diversifying Strategies Fund
1 year	84
3 years	263
5 years	470
10 years	1,070